Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (14,468)	$ (11,824)	$ (9,384)
Adjustments required to reflect net cash used in operating activities:
Depreciation	546	286	206
Income on marketable securities	(5,590)
Non-cash operating lease expense	413	167	168
Decrease in retirement benefit obligations			(7)
Loss on sale of property and equipment			75
Share-based compensation	2,914	670	810
Changes in fair value of warrants			51
Changes in operating asset and liability items:
(Increase) decrease in prepaid expenses and other receivables	(1,249)	1,823	318
Increase in accounts payable trade	442	36	114
(Decrease) increase in accrued expenses and other liabilities	(466)	(2,022)	775
Operating lease liabilities	(84)	(143)	(167)
Net cash used in operating activities	(17,542)	(11,007)	(7,041)
Cash flows from investing activities
Purchase of property and equipment	(1,625)	(1,019)	(193)
Proceeds from sale of property and equipment			4
(Release) investment in short-term bank deposits, net	20,030	(19,958)	(7,714)
Purchases of marketable securities	(104,417)
Proceeds from sale of marketable securities	47,604
Net cash received in the issuance of shares for the net assets of Bioblast Pharma Ltd.			1,544
Net cash used in investing activities	(38,408)	(20,977)	(6,359)
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net	53,174	24,467	7,707
Proceeds from exercise of warrants	7,702	8,514
Proceeds from exercise of options	106	101	599
Net cash provided by financing activities	60,982	33,082	8,306
Increase (decrease) in cash, cash equivalents and restricted cash	5,032	1,098	(5,094)
Cash, cash equivalents and restricted cash - beginning of year	7,012	5,524	9,792
Exchange rate differences on cash, cash equivalents and restricted cash	(408)	390	826
Cash, cash equivalents and restricted cash - end of year	11,636	7,012	5,524
Non-cash investing and financing activities:
Conversion of preferred stock to ordinary shares			525
Conversion of 6% preference on preferred shares to ordinary shares			2,071
Issuance of ordinary shares upon exercise of warrants			249
Issuance of shares to the former shareholders of Bioblast Pharma Ltd.			47
Net assets acquired in the issuance of shares for the net assets of Bioblast Pharma Ltd. excluding cash, cash equivalents and restricted cash:
Assets acquired			(2,632)
Less - liabilities assumed			3,532
Net assets acquired in the issuance of shares for the net assets of Bioblast Pharma Ltd. excluding cash, cash equivalents and restricted cash			900
Cash paid for taxes
Cash received for interest, net	$ 39	$ 160	$ 112